Marketable debt securities	12 Months Ended
Dec. 31, 2019
Marketable debt securities
Marketable debt securities

Note 3 – Marketable debt securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2019 and 2018.

	As of December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$19,893	$49	$(37)	$19,905
Commercial papers	11,694	23	—	11,717
Total short-term investments	$31,587	$72	$(37)	$31,622

	As of December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$29,688	$5	$(67)	$29,626
Treasury bills	13,120	35	—	13,155
Commercial papers	17,165	16	—	17,181
Total short-term investments	$59,973	$56	$(67)	$59,962

The Company’s financial assets are measured at fair value on a recurring basis by level within the fair value hierarchy. All of the Company's marketable debt securities are classified as Level 2. Other than the marketable debt securities, which includes corporate bonds and commercial papers as of December 31, 2019, the Company doesn't have any other financial assets or financial liabilities marked to market at fair value.

The contractual maturity of the aforementioned marketable securities varies between less than one year to two years.

The Company reviews the individual securities in its portfolio to determine whether a decline in a security’s fair value below the amortized cost basis is other-than-temporary. The Company determined that as of December 31, 2019 and 2018 there were no investments in its portfolio that were other-than-temporarily impaired.